Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of loss per share
The
following table contains the loss per share of the Group for the years ended December 31, 2022, 2021 and 2020:

	December 31, 2022	December 31, 2021	December 31, 2020

Loss attributable to the stockholders of the Group	(52,419)	(60,514)	(825)
Weighted average number of outstanding common shares (thousands)	190,695	181,554	168,350

Basic and diluted loss per share	(0.275)	(0.333)	(0.005)